Columbia Adaptive Risk Allocation Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	18,054,154	170,611,754
Total Alternative Strategies Funds (Cost $183,655,759)		170,611,754

Common Stocks 5.0%
Issuer	Shares	Value ($)
Real Estate 5.0%
Diversified REITs 0.1%
American Assets Trust, Inc.	9,000	194,130
Empire State Realty Trust, Inc., Class A	152,300	1,518,431
Federal Realty Investment Trust	12,744	1,285,232
Total		2,997,793
Health Care REITs 0.6%
CareTrust REIT, Inc.	16,200	365,472
Healthcare Realty Trust, Inc.	67,100	924,638
Healthpeak Properties, Inc.	179,997	3,014,950
Medical Properties Trust, Inc.	103,900	437,419
National Health Investors, Inc.	7,000	402,290
Omega Healthcare Investors, Inc.	101,600	3,161,792
Physicians Realty Trust	36,000	404,280
Ventas, Inc.	68,200	2,884,178
Welltower, Inc.(b)	42,480	3,914,957
Total		15,509,976
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	29,300	471,437
DiamondRock Hospitality Co.	32,000	300,800
Park Hotels & Resorts, Inc.	73,100	1,213,460
RLJ Lodging Trust	26,300	312,181
Ryman Hospitality Properties, Inc.	8,200	971,536
Service Properties Trust	25,200	171,360
Sunstone Hotel Investors, Inc.	267,900	2,997,801
Xenia Hotels & Resorts, Inc.	16,000	245,440
Total		6,684,015
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 0.9%
Americold Realty Trust, Inc.	37,600	951,280
EastGroup Properties, Inc.	6,400	1,124,416
First Industrial Realty Trust, Inc.	47,835	2,535,255
Innovative Industrial Properties, Inc.	4,500	440,955
LXP Industrial Trust	42,200	365,452
Prologis, Inc.(b)	131,327	17,501,949
Rexford Industrial Realty, Inc.	22,000	1,119,360
Total		24,038,667
Office REITs 0.2%
Alexandria Real Estate Equities, Inc.(b)	24,624	3,071,352
COPT Defense Properties	19,200	465,216
Cousins Properties, Inc.	21,400	488,134
Easterly Government Properties, Inc.	26,900	317,420
Highwoods Properties, Inc.	51,700	1,264,065
Hudson Pacific Properties, Inc.	25,400	161,036
Piedmont Office Realty Trust, Inc.	20,600	129,162
Total		5,896,385
Residential REITs 0.9%
Apartment Income REIT Corp.	22,100	670,072
AvalonBay Communities, Inc.(b)	36,680	6,493,461
Centerspace	2,638	146,647
Elme Communities	12,600	162,288
Equity LifeStyle Properties, Inc.	1,200	80,784
Equity Residential	102,600	6,177,546
Essex Property Trust, Inc.(b)	9,000	2,082,600
Independence Realty Trust, Inc.	42,200	617,808
Invitation Homes, Inc.	134,220	4,572,875
Sun Communities, Inc.	30,074	4,022,698
UDR, Inc.	47,754	1,695,267
Veris Residential, Inc.	11,100	162,060
Total		26,884,106

Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.8%
Brixmor Property Group, Inc.	140,678	3,180,729
Kimco Realty Corp.	198,400	3,920,384
Macerich Co. (The)	29,700	487,377
Realty Income Corp.(b)	111,044	5,786,503
Simon Property Group, Inc.(b)	55,427	8,210,956
SITE Centers Corp.	33,064	449,009
Total		22,034,958
Specialized REITs 1.3%
CubeSmart	31,400	1,369,354
Digital Realty Trust, Inc.	20,100	2,950,881
EPR Properties	18,700	768,196
Equinix, Inc.(b)	17,080	15,181,046
Extra Space Storage, Inc.(b)	35,825	5,050,250
Four Corners Property Trust, Inc.	21,900	529,542
Iron Mountain, Inc.	43,500	3,420,840
Lamar Advertising Co., Class A	12,431	1,374,247
Outfront Media, Inc.	23,700	340,569
Public Storage(b)	19,000	5,393,530
SBA Communications Corp.	5,300	1,108,919
VICI Properties, Inc.	26,700	799,131
Total		38,286,505
Total Real Estate		142,332,405
Total Common Stocks (Cost $137,714,933)		142,332,405

Foreign Government Obligations(c),(d) 11.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(e)
06/22/2031	1.000%	EUR	4,000,000	3,820,546
03/28/2035	5.000%	EUR	4,000,000	5,131,495
Total				8,952,041
Canada 0.3%
Canadian Government Bond
06/01/2033	2.750%	CAD	12,000,000	8,325,230
China 2.6%
China Development Bank
07/18/2032	2.960%	CNY	110,000,000	15,813,141
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	5,569,963
05/21/2030	2.680%	CNY	52,200,000	7,396,981
05/15/2032	2.760%	CNY	110,000,000	15,710,864
05/25/2033	2.670%	CNY	146,000,000	20,764,564
04/15/2053	3.190%	CNY	63,000,000	10,036,221
Total				75,291,734
France 1.4%
French Republic Government Bond OAT(e),(f)
11/25/2030	0.000%	EUR	12,178,000	10,985,970
French Republic Government Bond OAT(e)
05/25/2033	3.000%	EUR	20,300,000	22,210,253
05/25/2036	1.250%	EUR	7,807,000	6,926,609
Total				40,122,832
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(e)
05/01/2033	4.400%	EUR	16,553,000	18,851,246
02/01/2037	4.000%	EUR	7,350,000	7,970,500
Total				26,821,746
Japan 4.0%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	2,812,450,000	18,240,197
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	1,417,800,000	8,132,745
09/20/2041	0.500%	JPY	1,391,000,000	8,084,016
03/20/2042	0.800%	JPY	1,325,400,000	8,056,562
03/20/2043	1.100%	JPY	2,830,000,000	17,937,868
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	1,068,800,000	5,540,213
06/20/2051	0.700%	JPY	1,028,650,000	5,397,000
09/20/2051	0.700%	JPY	1,022,300,000	5,345,919
12/20/2051	0.700%	JPY	1,015,450,000	5,285,972
03/20/2052	1.000%	JPY	968,200,000	5,459,417
03/20/2053	1.400%	JPY	2,292,000,000	14,202,737
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	1,933,000,000	10,951,812
Total				112,634,458
New Zealand 0.3%
New Zealand Government Bond(e)
04/14/2033	3.500%	NZD	15,000,000	8,318,742
South Korea 0.8%
Korea Treasury Bond
06/10/2033	3.250%	KRW	30,000,000,000	22,221,643
Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 0.7%
Spain Government Bond(e)
04/30/2033	3.150%	EUR	14,660,000	15,785,550
07/30/2041	4.700%	EUR	2,073,000	2,542,214
Total				18,327,764
Sweden 0.2%
Sweden Government Bond
03/30/2039	3.500%	SEK	64,000,000	6,824,372
Total Foreign Government Obligations (Cost $377,681,355)				327,840,562

Inflation-Indexed Bonds(c) 13.1%

Australia 0.5%
Australia Government Bond(e)
11/21/2027	0.750%	AUD	4,885,421	3,121,250
08/21/2035	2.000%	AUD	3,934,874	2,634,112
08/21/2040	1.250%	AUD	2,412,953	1,434,082
Australia Government Index-Linked Bond(e)
09/20/2025	3.000%	AUD	11,619,323	7,772,277
Total				14,961,721
Canada 0.3%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	1,656,060	1,424,633
12/01/2036	3.000%	CAD	4,016,233	3,358,123
12/01/2041	2.000%	CAD	3,582,496	2,706,770
Total				7,489,526
France 1.4%
France Government Bond OAT(e)
07/25/2030	0.700%	EUR	10,278,766	11,249,998
07/25/2032	3.150%	EUR	10,243,635	13,391,506
French Republic Government Bond OAT(e)
07/25/2036	0.100%	EUR	8,558,207	8,549,060
07/25/2040	1.800%	EUR	5,832,142	7,259,162
Total				40,449,726
Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2030	0.500%	EUR	21,379,550	23,250,364
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2026	3.100%	EUR	2,602,073	2,950,134
05/15/2028	1.300%	EUR	9,524,069	10,263,829
09/15/2035	2.350%	EUR	4,656,457	5,335,792
09/15/2041	2.550%	EUR	3,550,862	4,124,336
Total				22,674,091
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 0.6%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	1,740,683,730	12,230,343
03/10/2033	0.005%	JPY	531,486,800	3,759,656
Total				15,989,999
New Zealand 0.1%
New Zealand Government Inflation-Linked Bond(e)
09/20/2030	3.000%	NZD	5,967,277	3,759,375
Spain 0.1%
Spain Government Inflation-Linked Bond(e)
11/30/2033	0.700%	EUR	2,580,454	2,676,853
Sweden 0.1%
Sweden Inflation-Linked Bond(e)
06/01/2032	0.125%	SEK	22,601,415	2,026,679
United Kingdom 3.3%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2029	0.125%	GBP	15,747,796	19,575,013
03/22/2034	0.750%	GBP	13,127,888	16,813,900
11/22/2037	1.125%	GBP	10,014,549	13,123,750
03/22/2044	0.125%	GBP	11,018,773	11,299,798
11/22/2047	0.750%	GBP	6,019,728	6,842,937
03/22/2050	0.500%	GBP	6,349,236	6,662,089
03/22/2052	0.250%	GBP	3,314,777	3,190,433
11/22/2056	0.125%	GBP	7,868,079	7,023,706
11/22/2065	0.125%	GBP	6,694,324	5,655,013
03/22/2068	0.125%	GBP	3,925,083	3,278,890
Total				93,465,529
United States 5.1%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		17,079,208	16,250,307
01/15/2028	0.500%		19,594,933	18,537,557
01/15/2029	0.875%		21,798,730	20,764,880
07/15/2029	0.250%		12,607,084	11,599,852
07/15/2030	0.125%		19,051,474	17,104,084
04/15/2032	3.375%		19,528,095	21,603,926
02/15/2042	0.750%		15,033,176	12,000,082
02/15/2043	0.625%		4,334,783	3,324,066
02/15/2045	0.750%		11,480,078	8,793,974
02/15/2048	1.000%		9,171,422	7,218,225
02/15/2050	0.250%		10,439,800	6,579,447
02/15/2053	1.500%		3,921,334	3,426,354
Total				147,202,754
Total Inflation-Indexed Bonds (Cost $458,489,041)				373,946,617

Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(g)
03/20/2054	3.000%	15,250,000	13,368,504
03/20/2054	3.500%	12,650,000	11,440,729
03/20/2054	4.000%	8,520,000	7,928,713
Uniform Mortgage-Backed Security TBA(g)
03/18/2039	2.500%	9,148,328	8,293,313
03/18/2039- 03/13/2054	3.000%	39,700,000	34,322,665
03/13/2054	3.500%	24,700,000	21,972,174
03/13/2054	4.000%	20,440,000	18,804,292
03/13/2054	4.500%	15,330,000	14,510,267
Total Residential Mortgage-Backed Securities - Agency (Cost $131,772,938)			130,640,657

U.S. Treasury Obligations 20.5%

U.S. Treasury
10/31/2026	1.125%	43,400,000	39,778,812
11/30/2028	1.500%	34,742,000	30,629,959
04/30/2029	2.875%	19,089,000	17,863,128
05/15/2029	2.375%	28,507,000	26,008,183
08/15/2029	1.625%	10,483,500	9,172,244
05/31/2030	3.750%	180,600,000	175,365,423
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/30/2030	3.750%	38,850,000	37,714,852
08/15/2030	0.625%	26,810,000	21,345,368
02/15/2031	1.125%	24,922,000	20,323,112
08/15/2031	1.250%	31,458,000	25,471,149
11/15/2031	1.375%	26,522,000	21,532,549
05/15/2033	3.375%	173,400,000	161,803,875
Total U.S. Treasury Obligations (Cost $634,687,694)			587,008,654

Money Market Funds 38.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(a),(h)	1,092,926,975	1,092,708,389
Total Money Market Funds (Cost $1,092,617,075)		1,092,708,389
Total Investments in Securities (Cost: $3,016,618,795)		2,825,089,038
Other Assets & Liabilities, Net		29,138,747
Net Assets		2,854,227,785
At February 29, 2024, securities and/or cash totaling $165,487,726 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
60,215,000 HKD	7,706,933 USD	Barclays	03/06/2024	15,661	—
648,569,000 SEK	61,880,120 USD	Barclays	03/06/2024	—	(689,842)
5,282,000 SGD	3,942,583 USD	Barclays	03/06/2024	16,692	—
31,079,515 USD	28,664,000 EUR	Barclays	03/06/2024	—	(96,865)
1,472,318 USD	1,169,000 GBP	Barclays	03/06/2024	3,330	—
7,693,930 USD	60,215,000 HKD	Barclays	03/06/2024	—	(2,658)
75,342,067 USD	778,108,000 SEK	Barclays	03/06/2024	—	(274,976)
60,215,000 HKD	7,704,364 USD	Barclays	04/24/2024	1,482	—
778,108,000 SEK	75,491,182 USD	Barclays	04/24/2024	265,829	—
2,399,700 USD	356,900,000 JPY	Barclays	04/24/2024	1,040	—
97,085,000 CHF	112,761,695 USD	Citi	03/06/2024	2,956,004	—
53,911,000 DKK	7,825,306 USD	Citi	03/06/2024	7,315	—
20,731,000 NZD	12,620,023 USD	Citi	03/06/2024	—	(2,060)
109,187,344 USD	95,932,000 CHF	Citi	03/06/2024	—	(685,726)
7,841,294 USD	53,911,000 DKK	Citi	03/06/2024	—	(23,304)
12,641,337 USD	20,731,000 NZD	Citi	03/06/2024	—	(19,254)
719,772 USD	13,870,000 ZAR	Citi	03/06/2024	3,252	—
95,932,000 CHF	109,763,270 USD	Citi	04/24/2024	658,231	—
53,911,000 DKK	7,861,202 USD	Citi	04/24/2024	22,498	—
20,731,000 NZD	12,641,650 USD	Citi	04/24/2024	19,228	—
13,870,000 ZAR	716,734 USD	Citi	04/24/2024	—	(3,187)
109,067,265 GBP	138,124,966 USD	Goldman Sachs International	03/06/2024	447,612	—
564,810,000 CNY	79,503,830 USD	HSBC	03/06/2024	918,621	—
Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
27,597,940,414 JPY	187,404,528 USD	HSBC	03/06/2024	3,260,196	—
29,232,000,000 KRW	21,979,774 USD	HSBC	03/06/2024	28,676	—
79,455,581 USD	564,810,000 CNY	HSBC	03/06/2024	—	(870,372)
988,161 USD	920,000 EUR	HSBC	03/06/2024	6,258	—
188,933,237 USD	28,453,345,414 JPY	HSBC	03/06/2024	918,695	—
21,872,054 USD	29,232,000,000 KRW	HSBC	03/06/2024	79,044	—
3,925,019 USD	5,282,000 SGD	HSBC	03/06/2024	872	—
564,810,000 CNY	79,433,233 USD	HSBC	04/24/2024	—	(92,272)
28,453,345,414 JPY	190,378,138 USD	HSBC	04/24/2024	—	(1,017,444)
29,232,000,000 KRW	21,916,329 USD	HSBC	04/24/2024	—	(39,037)
5,282,000 SGD	3,933,457 USD	HSBC	04/24/2024	—	(1,264)
2,577,000 CAD	1,899,355 USD	JPMorgan	03/06/2024	465	—
2,930,000 EUR	3,162,923 USD	JPMorgan	03/06/2024	—	(4,087)
855,405,000 JPY	5,746,281 USD	JPMorgan	03/06/2024	38,682	—
5,287,080 USD	4,220,000 GBP	JPMorgan	03/06/2024	39,893	—
333,924,296 EUR	361,360,384 USD	Morgan Stanley	03/06/2024	424,730	—
2,489,000 MXN	145,482 USD	Morgan Stanley	03/06/2024	—	(502)
129,539,000 SEK	12,536,194 USD	Morgan Stanley	03/06/2024	39,065	—
333,299,501 USD	307,270,296 EUR	Morgan Stanley	03/06/2024	—	(1,173,906)
144,582 USD	2,489,000 MXN	Morgan Stanley	03/06/2024	1,402	—
13,870,000 ZAR	734,132 USD	Morgan Stanley	03/06/2024	11,108	—
307,270,296 EUR	333,960,132 USD	Morgan Stanley	04/24/2024	1,139,082	—
144,357 USD	2,489,000 MXN	Morgan Stanley	04/24/2024	446	—
33,853,000 GBP	42,864,669 USD	State Street	03/06/2024	131,485	—
175,853,909 USD	138,882,265 GBP	State Street	03/06/2024	—	(540,603)
105,029,265 GBP	133,026,391 USD	State Street	04/24/2024	405,833	—
2,377,381 USD	2,195,000 EUR	State Street	04/24/2024	142	—
42,877,025 USD	33,853,000 GBP	State Street	04/24/2024	—	(130,808)
22,168,000 CAD	16,493,962 USD	UBS	03/06/2024	159,234	—
116,343,000 CAD	85,700,332 USD	UBS	03/06/2024	—	(28,250)
16,329,345 USD	22,168,000 CAD	UBS	03/06/2024	5,383	—
88,481,682 USD	118,920,000 CAD	UBS	03/06/2024	—	(854,210)
22,168,000 CAD	16,341,286 USD	UBS	04/24/2024	—	(5,556)
85,763,001 USD	116,343,000 CAD	UBS	04/24/2024	29,158	—
62,642,000 AUD	40,973,036 USD	Wells Fargo	03/06/2024	253,063	—
67,006,000 AUD	43,527,382 USD	Wells Fargo	03/06/2024	—	(29,377)
1,351,000 GBP	1,707,100 USD	Wells Fargo	03/06/2024	1,711	—
941,175,000 NOK	88,903,875 USD	Wells Fargo	03/06/2024	287,266	—
40,692,243 USD	62,642,000 AUD	Wells Fargo	03/06/2024	27,730	—
43,827,452 USD	67,006,000 AUD	Wells Fargo	03/06/2024	—	(270,693)
1,312,454 USD	1,153,000 CHF	Wells Fargo	03/06/2024	—	(8,381)
88,739,762 USD	941,175,000 NOK	Wells Fargo	03/06/2024	—	(123,153)
62,642,000 AUD	40,753,319 USD	Wells Fargo	04/24/2024	—	(31,258)
20,112,000 NOK	1,902,168 USD	Wells Fargo	04/24/2024	6,173	—
42,925,589 USD	65,981,000 AUD	Wells Fargo	04/24/2024	32,925	—
1,863,819 USD	1,476,000 GBP	Wells Fargo	04/24/2024	—	(73)
85,776,775 USD	906,935,000 NOK	Wells Fargo	04/24/2024	—	(278,379)
Total				12,665,512	(7,297,497)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	425	03/2024	AUD	48,881,872	522,240	—
Canadian Government 10-Year Bond	259	06/2024	CAD	31,046,330	62,527	—
Euro-Bobl	76	03/2024	EUR	8,832,720	—	(157,362)
Euro-BTP	67	03/2024	EUR	7,893,940	93,780	—
Euro-Bund	189	03/2024	EUR	25,070,850	—	(425,215)

Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Buxl 30-Year	50	03/2024	EUR	6,658,000	—	(144,709)
Euro-OAT	156	03/2024	EUR	19,919,640	—	(231,288)
IBEX 35 Index	522	03/2024	EUR	52,342,506	—	(2,894)
Long Gilt	397	06/2024	GBP	38,941,730	118,470	—
MSCI EAFE Index	2,085	03/2024	USD	238,513,575	13,054,456	—
MSCI Emerging Markets Index	3,826	03/2024	USD	194,513,840	5,670,274	—
S&P 500 Index E-mini	3,196	03/2024	USD	815,579,250	67,839,200	—
TOPIX Index	417	03/2024	JPY	11,179,770,000	7,349,378	—
U.S. Treasury 10-Year Note	925	06/2024	USD	102,154,688	19,691	—
U.S. Treasury Ultra 10-Year Note	1,883	06/2024	USD	214,985,641	159,933	—
Total					94,889,949	(961,468)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,076)	03/2024	EUR	(52,659,440)	—	(56,247)
Japanese 10-Year Government Bond	(25)	03/2024	JPY	(3,656,500,000)	—	(199,983)
S&P/TSX 60 Index	(198)	03/2024	CAD	(51,107,760)	—	(1,879,054)
SPI 200 Index	(536)	03/2024	AUD	(102,644,000)	—	(2,289,867)
U.S. Treasury 5-Year Note	(1,074)	06/2024	USD	(114,817,313)	—	(25,975)
Total					—	(4,451,126)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	1.664	USD	234,177,000	4,252,429	—	—	4,252,429	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	3.381	USD	398,837,340	25,124,026	—	—	25,124,026	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.522	USD	225,568,000	1,998,085	—	—	1,998,085	—
Total								31,374,540	—	—	31,374,540	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40 basis points on short CFDs.	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	02/24/2027	USD	40,733,389	229,992	(99,390)	130,602	—
The following table represents the contracts for differences underlying the swap arrangement as of February 29, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Broadstone Net Lease, Inc.	44,100	697,221	(39,690)	(30.4)
WP Carey, Inc.	29,700	1,701,810	(28,809)	(22.1)
Health Care REITs
Ventas, Inc.	29,100	1,286,511	(55,872)	(42.8)
Hotel & Resort REITs
Park Hotels & Resorts, Inc.	114,500	1,747,270	153,430	117.5
Office REITs
Boston Properties, Inc.	22,500	1,500,975	(44,775)	(34.3)
Kilroy Realty Corp.	75,400	2,745,034	111,872	85.7
NET Lease Office Properties	2,134	57,021	(4,973)	(3.8)
Retail REITs
Agree Realty Corp.	30,500	1,748,870	(72,895)	(55.8)
Kite Realty Group Trust	30,600	668,610	(13,464)	(10.3)
Retail Opportunity Investments Corp.	178,400	2,290,656	16,056	12.3
Specialized REITs
Gaming and Leisure Properties, Inc.	114,795	5,212,841	8,036	6.2
Total		19,656,819	28,916

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Health Care REITs
Sabra Health Care REIT, Inc.	(195,800)	(2,709,872)	(7,832)	(6.0)
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(28,492)	(566,991)	(23,933)	(18.3)
Industrial REITs
STAG Industrial Inc	(14,600)	(571,152)	28,908	22.1
Terreno Realty Corp	(13,200)	(831,468)	(17,292)	(13.2)
Office REITs
Douglas Emmett, Inc.	(121,800)	(1,663,788)	53,592	41.0
JBG Smith Properties	(115,800)	(1,905,361)	(14,603)	(11.2)
Paramount Group, Inc.	(315,800)	(1,464,102)	65,108	49.9
Residential REITs
Camden Property Trust	(15,500)	(1,509,235)	44,795	34.3
Mid-America Apartment Communities, Inc.	(5,800)	(751,158)	22,214	17.0
Retail REITs
NNN REIT, Inc.	(22,400)	(910,560)	(896)	(0.7)
Phillips Edison & Co., Inc.	(42,500)	(1,490,475)	(27,625)	(21.2)
Regency Centers Corp.	(8,600)	(526,664)	(6,106)	(4.7)
Urban Edge Properties	(104,900)	(1,835,750)	51,401	39.4
Specialized REITs
American Tower Corp.	(5,900)	(1,104,244)	(69,030)	(52.9)
National Storage Affiliates Trust	(87,500)	(3,235,750)	102,375	78.4
Total		(21,076,570)	201,076

Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs.	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs.	Monthly	Morgan Stanley	08/06/2025	USD	16,389,084	(153,713)	(19,781)	—	(173,494)
The following table represents the contracts for differences underlying the swap arrangement as of February 29, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	71,200	1,747,248	(46,280)	26.7
Industrial REITs
Rexford Industrial Realty, Inc.	34,200	1,819,098	(79,002)	45.5
Office REITs
Brandywine Realty Trust	23,800	99,008	3,332	(1.9)
Highwoods Properties, Inc.	52,700	1,253,206	35,309	(20.4)
Vornado Realty Trust	108,600	2,789,589	66,591	(38.4)
Specialized REITs
Public Storage	12,400	3,549,624	(29,636)	17.1
Total		11,257,773	(49,686)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(142,700)	(2,301,751)	41,383	(23.9)
Office REITs
SL Green Realty Corp.	(37,000)	(1,693,860)	(99,900)	57.6
Retail REITs
Tanger, Inc.	(41,000)	(1,135,700)	(45,510)	26.2
Total		(5,131,311)	(104,027)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and OBFR on short CFDs.	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and OBFR plus a spread of 46.5 basis points on long CFDs.	Monthly	UBS	11/03/2026	USD	99,239	(560)	(143)	—	(703)
The following table represents the contracts for differences underlying the swap arrangement as of February 29, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Specialized REITs
Extra Space Storage, Inc.	700	99,239	(560)	79.7
Total		99,239	(560)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
OBFR	Overnight Bank Funding Rate	5.320%
SOFR	Secured Overnight Financing Rate	5.310%
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	175,783,540	88,266,359	(98,683,165)	5,245,020	170,611,754	—	(4,381,766)	7,266,359	18,054,154
Columbia Short-Term Cash Fund, 5.557%
	1,612,883,985	2,571,667,829	(3,092,128,962)	285,537	1,092,708,389	—	93,277	48,562,734	1,092,926,975
Columbia Solutions Aggressive Portfolio
	1,120,628	—	(1,556,231)	435,603	—	—	(388,270)	—	—
Columbia Solutions Conservative Portfolio
	6,272,511	61,344	(7,470,144)	1,136,289	—	—	(1,098,275)	61,344	—
Total	1,796,060,664			7,102,449	1,263,320,143	—	(5,775,034)	55,890,437

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $305,807,463, which represents 10.71% of total net assets.

(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at February 29, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro

Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Adaptive Risk Allocation Fund, February 29, 2024 (Unaudited)
Currency Legend (continued)
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Risk Allocation Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT214_05_P01_(04/24)